Income Taxes - Summary of Company's Tax Provision and Applicable Tax Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Combined federal and state income tax expense - continuing operations	$ 51,719	$ 30,464	$ 7,778
Combined federal and state income tax expense - discontinued operations	5,210	3,583	5,385
Total combined federal and state income tax expense	56,929	34,047	13,163
Income from continuing operations before income tax expense	238,230	175,995	16,639
Income from discontinued operations before income tax expense	18,458	12,717	19,262
Total income before income tax expense	$ 256,688	$ 188,712	$ 35,901
Effective income tax rates	22.18%	18.04%	36.67%